Accounting policies - Potential impact of changing inputs (Details) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Caps and floors - 91 day TIIES
Financial instruments
Potential impact on consolidated income statement - Most favorable input	$ 2,000
Potential impact on consolidated income statement - Least favorable input	200
Interest rate swaps
Financial instruments
Potential impact on consolidated income statement - Most favorable input	1,700
Potential impact on consolidated income statement - Least favorable input	(600)
Cross currency swaps (CCS)
Financial instruments
Potential impact on consolidated income statement - Most favorable input	400
Potential impact on consolidated income statement - Least favorable input	(400)
Loans and advances - Customers
Financial instruments
Potential impact on consolidated income statement - Least favorable input	$ (27,000)